GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill Software And Other Intagibles Tables [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)

	2015
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2015				2015
	(EUR in millions)
International	229	(229)	-	-	-
Insurance	3	-	-	-	3
Other	32	(15)	-	(12)	5
Total	264	(244)	-	(12)	8

	2016
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2016				2016
	(EUR in millions)
Insurance	3	-	-	(2)	1
Other	5	-	-	-	5
Total	8	-	-	(2)	6

	2015			2016
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in millions)
Gross carrying amount	541	164	705	589	136	725
Accumulated amortization	(431)	(135)	(566)	(477)	(112)	(589)
Net book value	110	29	139	112	24	136